SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Annual Rates of Depreciation
%

Computers and software	33
Buildings	2
Vehicles	15
Manufacturing equipment	7-10
Laboratory equipment	7-20 (Mainly 15%)
Furniture and office equipment	6-15

Schedule of changes in the allowance for doubtful accounts
	Year ended December 31
	2015	2014

	U.S. dollars in thousands
Balance at beginning of year	$245	$-
Charged to cost and expenses	-	245
Released from doubtful accounts	(245)	-
Balance at end of year	$-	$245